Derivatives	6 Months Ended
Jun. 30, 2020
Derivatives.
Derivatives

Note 6. Derivatives

Derivatives by categories

	June 30, 2020			December 31, 2019
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	4,449	12,704	340,491	3,998	12,367	304,242
Currency-related contracts	3,037	7,828	173,520	2,734	6,933	182,668
Equity-related contracts	53	1,755	16,001	236	584	16,387
Contracts related to commodities, credit risk, etc.	83	2,332	1,944	0	172	1,997
Total derivatives	7,622	24,619	531,956	6,968	20,056	505,294

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.